Consolidated Statements Of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues [Abstract]
Pipeline Transportation Services Revenues	$ 86,453	$ 86,508	$ 76,290
Refinery Services Revenues	207,401	205,985	196,017
Marine Transportation Revenues	229,282	152,542	118,204
Supply And Logistics Revenues	3,323,028	3,689,795	2,976,850
Revenues	3,846,164	4,134,830	3,367,361
COSTS AND EXPENSES:
Supply and logistics product costs	3,166,336	3,547,141	2,840,970
Supply and logistics operating costs	110,716	102,187	82,776
Marine transportation operating costs	142,793	104,676	80,547
Refinery services operating costs	121,401	131,289	123,477
Pipeline transportation operating costs	30,767	27,206	21,894
General and administrative	50,692	46,790	41,837
Depreciation and amortization	90,908	64,784	61,150
Total costs and expenses	3,713,613	4,024,073	3,252,651
OPERATING INCOME	132,551	110,757	114,710
Equity in earnings of equity investees	43,135	22,675	14,345
Interest income (expense), net	(66,639)	(48,583)	(40,923)
Income from continuing operations before income taxes	109,047	84,849	88,132
Income tax (expense) benefit	(2,845)	(845)	9,205	[1]
Income from continuing operations	106,202	84,004	97,337
Income (loss) from discontinued operations	0	2,105	(1,018)
NET INCOME	$ 106,202	$ 86,109	$ 96,319
GENESIS ENERGY, L.P. PER COMMON UNIT:
Continuing operations (in dollars per unit)	$ 1.18	$ 1.00	$ 1.24
Discontinued operations (in dollars per unit)	0.00	0.03	(0.01)
Net income per common unit (in dollars per unit)	$ 1.18	$ 1.03	$ 1.23
WEIGHTED AVERAGE OUTSTANDING COMMON UNITS:
Basic and Diluted (in units)	90,060	83,957	78,363

[1]	(1)Our discontinued operations had no income tax benefit or expense in any period presented.